DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	PRIME ACQUISITION CORP
Entity Central Index Key	0001485922
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	4,894,983
Trading Symbol	pacqu
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes